Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class IA | Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Class IA | Agency Pass-Through Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Class IA | Commercial MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class IA | Residential MBS (Non-Agency) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class IA | Agency CMO [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class IA | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class IA | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class IA | High-Yield Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class IA | Emerging-Market Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class IA | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Class IB | Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Class IB | Agency Pass-Through Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Class IB | Commercial MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class IB | Residential MBS (Non-Agency) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class IB | Agency CMO [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class IB | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class IB | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class IB | High-Yield Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class IB | Emerging-Market Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class IB | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%